UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund:  BlackRock International Growth and Income Trust (BGY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.5%
Newcrest Mining Ltd.	241,065	$4,069,218
Belgium — 3.1%
Anheuser-Busch InBev SA	170,546	22,428,251
Canada — 6.1%
Canadian Pacific Railway Ltd. (a)	57,300	8,743,387
Element Fleet Management Corp. (a)	401,500	5,025,062
Encana Corp. (a)	469,800	4,909,454
Fairfax Financial Holdings Ltd.	19,695	11,540,029
Gildan Activewear, Inc.	239,700	6,694,316
Potash Corp. of Saskatchewan, Inc. (a)	269,732	4,389,480
PrairieSky Royalty Ltd.	154,400	3,148,138

		44,449,866
China — 4.0%
Alibaba Group Holding Ltd. — ADR (a)(b)	84,274	8,915,347
China Construction Bank Corp., Class H	12,480,000	9,372,959
China Unicom Hong Kong Ltd.	3,228,000	3,932,947
Tencent Holdings Ltd.	265,100	7,370,320

		29,591,573
France — 7.0%
AXA SA	263,000	5,591,982
BNP Paribas SA	300,564	15,459,164
Dassault Aviation SA	4,513	5,008,890
Orange SA	753,300	11,802,427
Sanofi	49,600	3,777,106
Unibail-Rodamco SE — REIT	36,500	9,841,652

		51,481,221
Germany — 2.5%
Continental AG	18,554	3,909,371
SAP SE	80,100	7,325,374
Wacker Chemie AG	86,678	7,309,884

		18,544,629
Hong Kong — 1.7%
AIA Group Ltd.	1,833,552	12,330,168
India — 2.5%
Bharti Infratel Ltd.	1,005,519	5,532,832
HDFC Bank Ltd.	399,099	8,811,202
Tata Motors Ltd. — ADR (a)	102,653	4,104,067

		18,448,101
Indonesia — 1.0%
Matahari Department Store Tbk PT	5,154,380	7,318,874
Ireland — 2.3%
Green REIT PLC	4,017,426	6,566,413
Kingspan Group PLC	188,913	5,121,211
Ryanair Holdings PLC — ADR (a)	69,036	5,179,771

		16,867,395
Israel — 0.4%
Teva Pharmaceutical Industries Ltd. — ADR (a)	69,700	3,206,897

Common Stocks	Shares	Value
Italy — 3.4%
Atlantia SpA	194,900	$4,950,020
Eni SpA	543,200	7,827,712
Snam SpA	1,075,800	5,965,198
Telecom Italia SpA (b)	7,398,400	6,147,373

		24,890,303
Japan — 7.7%
Don Quijote Holdings Co. Ltd.	100,800	3,697,878
FANUC Corp.	48,400	8,175,509
Nintendo Co. Ltd.	28,700	7,684,502
ORIX Corp.	325,700	4,804,941
Sony Corp.	272,500	9,028,087
Sumitomo Mitsui Financial Group, Inc.	342,800	11,579,651
Taisei Corp.	446,000	3,346,011
TOTO Ltd.	91,800	3,470,691
Toyota Motor Corp.	79,500	4,611,512

		56,398,782
Mexico — 1.1%
Fomento Economico Mexicano SAB de CV — ADR (a)	84,600	7,786,584
Netherlands — 5.6%
Aalberts Industries NV	127,152	4,330,776
ASML Holding NV	61,800	6,772,754
Koninklijke Philips NV	447,700	13,247,320
Royal Dutch Shell PLC, B Shares	654,119	16,958,398

		41,309,248
New Zealand — 0.7%
Xero Ltd. (b)	359,605	5,077,882
Norway — 1.7%
Statoil ASA	727,100	12,206,771
Philippines — 0.4%
Cemex Holdings Philippines, Inc. (b)(c)	11,562,400	2,861,095
Portugal — 1.0%
Galp Energia SGPS SA	528,600	7,221,717
South Africa — 1.1%
Naspers Ltd., N Shares	47,919	8,293,481
South Korea — 2.1%
LG Chem Ltd.	31,800	7,033,288
Samsung Electronics Co. Ltd.	5,800	8,449,222

		15,482,510
Spain — 1.5%
Cellnex Telecom SA (c)	604,240	10,934,827
Sweden — 1.2%
Nordea Bank AB	862,136	8,561,420
Switzerland — 6.0%
Nestle SA	256,400	20,246,390
Roche Holding AG	69,223	17,201,819

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	REIT	Real Estate Investment Trust
AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	KRW	Korean Won	TWD	Taiwan Dollar
CHF	Swiss Franc	NOK	Norwegian Krone	USD	US Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Common Stocks	Shares	Value
Switzerland (continued)
UBS Group AG	490,900	$6,705,919

		44,154,128
Taiwan — 2.2%
Hermes Microvision, Inc.	103,437	4,504,817
Largan Precision Co. Ltd.	32,100	3,912,236
Taiwan Semiconductor Manufacturing Co. Ltd.	1,287,000	7,565,171

		15,982,224
Thailand — 0.4%
True Corp PCL	14,480,300	2,915,982
United Kingdom — 16.1%
AstraZeneca PLC	163,800	10,606,297
BAE Systems PLC	1,581,600	10,744,177
Diageo PLC	363,400	10,409,017
GlaxoSmithKline PLC	315,800	6,726,043
Imperial Brands PLC	285,400	14,689,638
Liberty Global PLC, Class A (a)(b)	288,100	9,847,258
Lloyds Banking Group PLC	7,928,000	5,601,226
Metro Bank PLC (b)	166,326	5,938,842
Nomad Foods Ltd. (b)	233,794	2,763,445
Reckitt Benckiser Group PLC	83,400	7,851,642
Sophos Group PLC (c)	1,360,400	4,690,300
Unilever PLC	303,500	14,361,571
Vodafone Group PLC	2,008,200	5,759,337
Worldpay Group PLC (c)	2,040,000	7,821,792

		117,810,585
United States — 6.8%
Samsonite International SA	1,569,600	5,060,901
Shire PLC — ADR (a)	50,600	9,809,316
WisdomTree Japan Hedged Equity Fund (a)(d)	812,910	34,881,968

		49,752,185
Total Common Stocks — 90.1%		660,375,917

Investment Companies
United Kingdom — 0.5%
Kennedy Wilson Europe Real Estate PLC	286,739	3,729,795

Preferred Stocks
China — 0.4%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, Cost $2,106,332), 0.00% (b)(e)	76,800	2,936,064

Preferred Stocks	Shares	Value
India — 1.9%
Jasper Infotech Private Ltd., Series F (Acquired 5/7/14, cost $2,825,580), 0.00% (b)(e)	398	$10,278,442
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $1,112,870), 0.00% (b)(e)	132	3,408,931
Total Preferred Stocks — 2.3%		16,623,437
Total Long-Term Investments (Cost — $630,752,313) — 92.9%		680,729,149

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (f)(g)	36,562,615	36,562,615
Total Short-Term Securities (Cost — $36,562,615) — 5.0%		36,562,615
Total Investments Before Options Written (Cost — $667,314,928*) — 97.9%		717,291,764

Options Written
(Premiums Received — $8,086,902) — (1.1)%		(7,937,776)
Total Investments Net of Options Written — 96.8%		709,353,988
Other Assets Less Liabilities — 3.2%		23,648,047

Net Assets — 100.0%		$733,002,035

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$671,585,713

Gross unrealized appreciation	$72,557,198
Gross unrealized depreciation	(26,851,147)

Net unrealized appreciation	$45,706,051

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

(e)	Restricted security as to resale, excluding 144A securities. As of report date, the Trust held restricted securities with a current value of $16,623,437 and an original cost of $6,044,782 which was 2.3% of its net assets.

(f)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	37,105,203	(37,105,203)	—	—	$161,550
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	36,562,615	36,562,615	$36,562,615	6,310
BlackRock Liquidity Series, LLC, Money Market Series	$ 2,751,247	$ (2,751,247)	—	—	23,410	[1]
Total				$36,562,615	$191,270

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
283	Mini MSCI Emerging Markets Index Futures	December 2016	USD 12,911,875	$284,372
Total				$284,372

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Alibaba Group Holding Ltd. — ADR	Call	10/07/16	USD	94.00	57	$(67,972)
Shire PLC — ADR	Call	10/07/16	USD	200.00	70	(5,425)
Tata Motors Ltd. — ADR	Call	10/07/16	USD	39.00	205	(31,262)
WisdomTree Japan Hedged Equity Fund	Call	10/07/16	USD	43.50	700	(10,150)
Alibaba Group Holding Ltd. — ADR	Call	10/14/16	USD	98.50	119	(90,440)
Encana Corp.	Call	10/14/16	CAD	12.50	665	(68,175)
Shire PLC — ADR	Call	10/14/16	USD	200.00	79	(13,430)
Shire PLC — ADR	Call	10/14/16	USD	207.50	11	(550)
WisdomTree Japan Hedged Equity Fund	Call	10/14/16	USD	44.50	500	(4,000)
Alibaba Group Holding Ltd. — ADR	Call	10/21/16	USD	95.00	57	(63,412)
Canadian Pacific Railway Ltd.	Call	10/21/16	CAD	200.00	92	(34,186)
Fomento Economico Mexicano SAB de CV — ADR	Call	10/21/16	USD	90.00	173	(66,605)
Fomento Economico Mexicano SAB de CV — ADR	Call	10/21/16	USD	95.00	173	(24,652)
Liberty Global PLC, Class A	Call	10/21/16	USD	32.50	345	(73,312)
MSCI Emerging Markets Index	Call	10/21/16	USD	905.00	60	(116,700)
MSCI Emerging Markets Index	Call	10/21/16	USD	935.00	40	(23,600)
Potash Corp. of Saskatchewan, Inc.	Call	10/21/16	CAD	22.00	700	(7,739)
Ryanair Holdings PLC — ADR	Call	10/21/16	USD	80.00	184	(5,060)
Shire PLC — ADR	Call	10/21/16	USD	200.00	118	(26,550)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/21/16	USD	52.50	50	(125)
WisdomTree Japan Hedged Equity Fund	Call	10/21/16	USD	44.00	1,500	(48,000)
Tata Motors Ltd. — ADR	Call	10/28/16	USD	43.00	160	(4,400)
WisdomTree Japan Hedged Equity Fund	Call	10/28/16	USD	43.00	250	(21,125)
Alibaba Group Holding Ltd. — ADR	Call	11/04/16	USD	109.00	96	(31,680)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/04/16	USD	52.50	84	(2,772)
WisdomTree Japan Hedged Equity Fund	Call	11/04/16	USD	43.50	823	(62,548)
Alibaba Group Holding Ltd. — ADR	Call	11/11/16	USD	109.00	66	(25,245)
WisdomTree Japan Hedged Equity Fund	Call	11/11/16	USD	43.50	450	(38,925)
Alibaba Group Holding Ltd. — ADR	Call	11/18/16	USD	105.00	68	(40,120)
Canadian Pacific Railway Ltd.	Call	11/18/16	CAD	200.00	210	(116,449)
Element Fleet Management Corp.	Call	11/18/16	CAD	15.00	1,060	(129,273)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
MSCI Emerging Markets Index	Call	11/18/16	USD	925.00	20	$(42,600)
Tata Motors Ltd. — ADR	Call	11/18/16	USD	43.00	200	(18,000)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/18/16	USD	52.50	84	(1,932)
WisdomTree Japan Hedged Equity Fund	Call	11/18/16	USD	43.00	250	(29,875)
Teva Pharmaceutical Industries Ltd. — ADR	Call	12/16/16	USD	50.00	165	(15,015)
Total						$(1,361,304)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Potash Corp. of Saskatchewan, Inc.	Call	Deutsche Bank AG	10/03/16	CAD	22.90	35,000	$(164)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	10/04/16	GBP	50.52	30,700	(9,998)
Samsung Electronics Co. Ltd.	Call	Bank of America N.A.	10/04/16	KRW	1,575,900.00	2,300	(69,094)
Unilever PLC	Call	Morgan Stanley & Co. International PLC	10/04/16	GBP	35.67	59,000	(71,236)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	10/04/16	GBP	3.02	171,000	(3,419)
Anheuser-Busch InBev SA	Call	Bank of America N.A.	10/05/16	EUR	113.10	35,900	(169,871)
Anheuser-Busch InBev SA	Call	UBS AG	10/05/16	EUR	113.12	9,300	(43,810)
Atlantia SpA	Call	Credit Suisse International	10/05/16	EUR	22.61	48,000	(11,566)
BAE Systems PLC	Call	Morgan Stanley & Co. International PLC	10/05/16	GBP	5.35	243,000	(3,723)
Cellnex Telecom SA	Call	Credit Suisse International	10/05/16	EUR	16.19	48,200	(8,789)
Eni SpA	Call	Credit Suisse International	10/05/16	EUR	13.82	75,000	(55)
FANUC Corp.	Call	Bank of America N.A.	10/05/16	JPY	17,765.78	12,000	(1,953)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	10/05/16	EUR	21.91	7,500	(18,750)
Koninklijke Philips NV	Call	UBS AG	10/05/16	EUR	25.22	85,000	(109,168)
Metro Bank PLC	Call	Morgan Stanley & Co. International PLC	10/05/16	GBP	25.28	3,874	(11,625)
Roche Holding AG	Call	UBS AG	10/05/16	CHF	248.45	17,000	(4,241)
Aalberts Industries NV	Call	Bank of America N.A.	10/06/16	EUR	29.93	22,000	(14,788)
BNP Paribas SA	Call	Bank of America N.A.	10/06/16	EUR	43.81	42,000	(98,883)
China Construction Bank Corp., Class H	Call	Bank of America N.A.	10/06/16	HKD	5.58	3,900,000	(131,950)
China Unicom Hong Kong Ltd.	Call	JPMorgan Chase Bank N.A.	10/06/16	HKD	9.38	850,000	(21,490)
Continental AG	Call	Bank of America N.A.	10/06/16	EUR	194.73	4,500	(2,248)
LG Chem Ltd.	Call	UBS AG	10/06/16	KRW	272,690.62	9,200	(93)
Xero Ltd.	Call	Deutsche Bank AG	10/06/16	NZD	20.10	14,300	(881)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	10/07/16	GBP	21.67	87,000	(58,345)
ORIX Corp.	Call	Bank of America N.A.	10/07/16	JPY	1,480.53	113,000	(36,643)
PrairieSky Royalty Ltd.	Call	Credit Suisse International	10/07/16	CAD	25.41	40,200	(42,133)
Reckitt Benckiser Group PLC	Call	Morgan Stanley & Co. International PLC	10/07/16	GBP	75.35	17,500	(2,106)
Royal Dutch Shell PLC, B Shares	Call	Bank of America N.A.	10/07/16	GBP	20.12	89,000	(24,207)
Royal Dutch Shell PLC, B Shares	Call	Deutsche Bank AG	10/07/16	GBP	20.14	90,000	(21,803)
Statoil ASA	Call	Bank of America N.A.	10/07/16	NOK	140.26	111,000	(7,458)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	10/07/16	CHF	13.02	125,000	(48,490)
Cellnex Telecom SA	Call	Bank of America N.A.	10/11/16	EUR	15.78	50,000	(26,719)
Continental AG	Call	Bank of America N.A.	10/11/16	EUR	194.82	5,200	(6,891)
Don Quijote Holdings Co. Ltd.	Call	JPMorgan Chase Bank N.A.	10/11/16	JPY	4,171.23	26,000	(1,313)
Imperial Brands PLC	Call	Morgan Stanley & Co. International PLC	10/11/16	GBP	41.70	11,000	(756)
Koninklijke Philips NV	Call	UBS AG	10/11/16	EUR	25.43	85,000	(99,281)
Largan Precision Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/11/16	TWD	3,926.00	12,500	(20,576)
Lloyds Banking Group PLC	Call	Deutsche Bank AG	10/11/16	GBP	0.56	1,607,000	(10,057)
Naspers Ltd., N Shares	Call	UBS AG	10/11/16	ZAR	2,258.99	4,000	(33,853)
Nestle SA	Call	Credit Suisse International	10/11/16	CHF	78.97	22,500	(2,068)
Sophos Group PLC	Call	Credit Suisse International	10/11/16	GBP	2.55	60,000	(11,768)
Taisei Corp.	Call	Bank of America N.A.	10/11/16	JPY	949.63	116,000	—
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Morgan Stanley & Co. International PLC	10/11/16	TWD	178.77	304,000	(56,523)
Telecom Italia SpA	Call	Bank of America N.A.	10/11/16	EUR	0.83	1,329,000	(4,126)
Xero Ltd.	Call	Deutsche Bank AG	10/11/16	NZD	20.70	43,000	(1,863)
AIA Group Ltd.	Call	Citibank N.A.	10/12/16	HKD	49.84	422,000	(137,047)
BNP Paribas SA	Call	Morgan Stanley & Co. International PLC	10/12/16	EUR	47.86	56,000	(12,176)
Cellnex Telecom SA	Call	Credit Suisse International	10/12/16	EUR	16.02	40,500	(15,608)
Orange SA	Call	Bank of America N.A.	10/12/16	EUR	13.88	132,000	(41,785)
SAP SE	Call	Credit Suisse International	10/12/16	EUR	78.01	21,000	(88,493)

4	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Sony Corp.	Call	JPMorgan Chase Bank N.A.	10/12/16	JPY	3,475.22	5,500	$(1,804)
AXA SA	Call	Credit Suisse International	10/13/16	EUR	18.27	70,000	(68,100)
China Unicom Hong Kong Ltd.	Call	JPMorgan Chase Bank N.A.	10/13/16	HKD	9.47	850,000	(23,367)
Eni SpA	Call	Bank of America N.A.	10/13/16	EUR	13.95	150,000	(716)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	10/13/16	EUR	13.42	140,000	(626)
Gildan Activewear, Inc.	Call	Citibank N.A.	10/13/16	CAD	38.82	46,200	(1,517)
Imperial Brands PLC	Call	Deutsche Bank AG	10/13/16	GBP	41.17	35,500	(6,037)
Metro Bank PLC	Call	Morgan Stanley & Co. International PLC	10/13/16	GBP	24.55	17,000	(68,902)
Sophos Group PLC	Call	UBS AG	10/13/16	GBP	2.59	75,000	(12,688)
Statoil ASA	Call	Credit Suisse International	10/13/16	NOK	135.75	45,000	(13,312)
Vodafone Group PLC	Call	Morgan Stanley & Co. International PLC	10/13/16	GBP	2.28	575,000	(6,650)
GlaxoSmithKline PLC	Call	UBS AG	10/18/16	GBP	17.19	75,000	(2,432)
Sophos Group PLC	Call	Credit Suisse International	10/18/16	GBP	2.60	75,000	(13,759)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	10/18/16	GBP	3.05	109,000	(6,332)
AIA Group Ltd.	Call	Citibank N.A.	10/19/16	HKD	49.24	354,000	(140,704)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	10/19/16	GBP	49.16	15,000	(28,051)
Atlantia SpA	Call	Credit Suisse International	10/19/16	EUR	22.90	7,000	(1,865)
Diageo PLC	Call	UBS AG	10/19/16	GBP	22.07	18,000	(8,608)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	10/19/16	EUR	22.49	15,000	(27,792)
Newcrest Mining Ltd.	Call	JPMorgan Chase Bank N.A.	10/19/16	AUD	22.60	63,000	(28,971)
Samsonite International SA	Call	Bank of America N.A.	10/19/16	HKD	25.24	300,000	(26,105)
Samsung Electronics Co. Ltd.	Call	Deutsche Bank AG	10/19/16	KRW	1,668,600.00	700	(11,662)
Snam SpA	Call	Credit Suisse International	10/19/16	EUR	5.11	38,500	(847)
Sony Corp.	Call	Goldman Sachs International	10/19/16	JPY	3,424.75	44,000	(28,557)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Citibank N.A.	10/19/16	TWD	183.04	336,000	(49,140)
Tencent Holdings Ltd.	Call	Citibank N.A.	10/19/16	HKD	207.85	70,000	(83,282)
Toyota Motor Corp.	Call	Bank of America N.A.	10/19/16	JPY	6,470.81	21,600	(1,003)
Wacker Chemie AG	Call	Deutsche Bank AG	10/19/16	EUR	79.89	15,000	(9,401)
Xero Ltd.	Call	UBS AG	10/19/16	NZD	20.39	14,400	(1,959)
Aalberts Industries NV	Call	Bank of America N.A.	10/20/16	EUR	30.36	20,000	(14,303)
Statoil ASA	Call	Deutsche Bank AG	10/20/16	NOK	133.70	47,000	(23,573)
Sumitomo Mitsui Financial Group, Inc.	Call	JPMorgan Chase Bank N.A.	10/20/16	JPY	3,672.00	132,500	(33,305)
Unilever PLC	Call	Bank of America N.A.	10/20/16	GBP	36.64	50,800	(40,019)
ASML Holding NV	Call	UBS AG	10/25/16	EUR	93.99	1,500	(8,211)
BAE Systems PLC	Call	Deutsche Bank AG	10/25/16	GBP	5.77	91,400	(12)
BAE Systems PLC	Call	UBS AG	10/25/16	GBP	5.62	334,000	(528)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	10/25/16	EUR	16.24	36,500	(14,790)
Eni SpA	Call	Credit Suisse International	10/25/16	EUR	14.24	73,700	(561)
Gildan Activewear, Inc.	Call	Deutsche Bank AG	10/25/16	CAD	40.06	56,000	(1,871)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	10/25/16	EUR	22.37	9,000	(17,895)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	10/25/16	EUR	25.69	13,000	(668)
Koninklijke Philips NV	Call	Credit Suisse International	10/25/16	EUR	25.97	66,000	(60,929)
Lloyds Banking Group PLC	Call	Credit Suisse International	10/25/16	GBP	0.57	375,000	(4,686)
Nestle SA	Call	UBS AG	10/25/16	CHF	79.87	31,000	(3,148)
Orange SA	Call	Morgan Stanley & Co. International PLC	10/25/16	EUR	13.87	144,000	(62,424)
Reckitt Benckiser Group PLC	Call	Goldman Sachs International	10/25/16	GBP	75.85	27,000	(15,381)
Samsonite International SA	Call	UBS AG	10/25/16	HKD	26.42	324,000	(15,365)
Sophos Group PLC	Call	UBS AG	10/25/16	GBP	2.62	75,000	(14,816)
Statoil ASA	Call	Goldman Sachs International	10/25/16	NOK	138.12	51,500	(17,226)
Telecom Italia SpA	Call	Bank of America N.A.	10/25/16	EUR	0.83	1,225,000	(6,674)
Unibail-Rodamco SE — REIT	Call	Morgan Stanley & Co. International PLC	10/25/16	EUR	252.54	7,000	(4,496)
Worldpay Group PLC	Call	Bank of America N.A.	10/25/16	GBP	2.93	67,000	(9,186)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	10/26/16	GBP	20.98	87,000	(135,778)
FANUC Corp.	Call	Bank of America N.A.	10/26/16	JPY	17,213.25	14,500	(80,430)
Imperial Brands PLC	Call	Morgan Stanley & Co. International PLC	10/26/16	GBP	39.96	64,500	(56,709)
Nordea Bank AB	Call	Goldman Sachs International	10/26/16	SEK	84.74	430,000	(100,457)
Wacker Chemie AG	Call	Credit Suisse International	10/26/16	EUR	74.10	15,000	(49,395)
Anheuser-Busch InBev SA	Call	UBS AG	10/27/16	EUR	115.41	5,500	(22,285)
AstraZeneca PLC	Call	UBS AG	10/27/16	GBP	52.14	45,000	(24,118)
BNP Paribas SA	Call	Bank of America N.A.	10/27/16	EUR	46.53	67,000	(79,902)
GlaxoSmithKline PLC	Call	Bank of America N.A.	10/27/16	GBP	16.46	23,400	(8,366)
Imperial Brands PLC	Call	Credit Suisse International	10/27/16	GBP	41.29	25,000	(8,990)

SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Lloyds Banking Group PLC	Call	UBS AG	10/27/16	GBP	0.60	2,400,000	$(4,257)
Metro Bank PLC	Call	UBS AG	10/27/16	GBP	28.63	7,700	(10,854)
Royal Dutch Shell PLC, B Shares	Call	Deutsche Bank AG	10/27/16	GBP	20.38	110,000	(39,786)
Sony Corp.	Call	UBS AG	10/27/16	JPY	3,487.69	34,000	(19,962)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	10/27/16	GBP	2.70	170,000	(24,613)
UBS Group AG	Call	Credit Suisse International	10/27/16	CHF	13.66	145,000	(33,252)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	10/27/16	GBP	3.04	169,000	(13,203)
Worldpay Group PLC	Call	UBS AG	10/27/16	GBP	3.13	202,000	(10,547)
Liberty Global PLC, Class A	Call	Goldman Sachs International	10/28/16	USD	33.55	75,000	(121,046)
Ryanair Holdings PLC — ADR	Call	Barclays Bank PLC	10/28/16	USD	78.36	18,000	(19,834)
Royal Dutch Shell PLC, B Shares	Call	Credit Suisse International	10/31/16	GBP	19.00	69,000	(107,641)
Fairfax Financial Holdings Ltd.	Call	Morgan Stanley & Co. International PLC	11/01/16	CAD	738.00	4,100	(119,848)
Sony Corp.	Call	Goldman Sachs International	11/01/16	JPY	3,401.68	66,000	(67,069)
AIA Group Ltd.	Call	Bank of America N.A.	11/02/16	HKD	51.92	193,000	(33,181)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	11/02/16	EUR	16.03	44,000	(25,465)
Don Quijote Holdings Co. Ltd.	Call	Bank of America N.A.	11/02/16	JPY	3,730.17	29,000	(47,083)
Galp Energia SGPS SA	Call	Credit Suisse International	11/02/16	EUR	11.78	45,000	(30,557)
Galp Energia SGPS SA	Call	Goldman Sachs International	11/02/16	EUR	12.50	107,000	(29,463)
Snam SpA	Call	Morgan Stanley & Co. International PLC	11/02/16	EUR	4.94	265,200	(32,152)
TOTO Ltd.	Call	Morgan Stanley & Co. International PLC	11/02/16	JPY	3,962.27	24,000	(25,373)
Xero Ltd.	Call	Bank of America N.A.	11/02/16	NZD	20.29	14,300	(3,814)
Imperial Brands PLC	Call	Credit Suisse International	11/03/16	GBP	40.00	20,000	(19,594)
Kingspan Group PLC	Call	Credit Suisse International	11/03/16	EUR	23.03	10,000	(14,215)
Metro Bank PLC	Call	Goldman Sachs International	11/03/16	GBP	28.06	28,000	(54,329)
Naspers Ltd., N Shares	Call	Deutsche Bank AG	11/03/16	ZAR	2,516.46	16,500	(32,410)
Statoil ASA	Call	Bank of America N.A.	11/03/16	NOK	129.80	26,400	(24,870)
Unilever PLC	Call	Credit Suisse International	11/03/16	GBP	36.02	55,900	(68,132)
Vodafone Group PLC	Call	Morgan Stanley & Co. International PLC	11/03/16	GBP	2.24	492,500	(33,527)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	11/03/16	GBP	2.93	162,000	(25,202)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	11/03/16	GBP	3.09	67,000	(4,852)
China Construction Bank Corp., Class H	Call	Bank of America N.A.	11/04/16	HKD	6.15	2,834,000	(17,993)
Encana Corp.	Call	Credit Suisse International	11/04/16	CAD	12.80	96,000	(107,303)
PrairieSky Royalty Ltd.	Call	Credit Suisse International	11/07/16	CAD	26.40	40,000	(28,758)
Aalberts Industries NV	Call	Morgan Stanley & Co. International PLC	11/08/16	EUR	30.90	25,000	(17,450)
Atlantia SpA	Call	Credit Suisse International	11/08/16	EUR	23.29	48,000	(14,500)
Dassault Aviation SA	Call	Morgan Stanley & Co. International PLC	11/08/16	EUR	999.65	400	(10,945)
Largan Precision Co. Ltd.	Call	JPMorgan Chase Bank N.A.	11/08/16	TWD	4,009.20	5,000	(17,969)
LG Chem Ltd.	Call	UBS AG	11/08/16	KRW	243,371.00	8,000	(75,660)
ORIX Corp.	Call	JPMorgan Chase Bank N.A.	11/08/16	JPY	1,556.52	99,000	(30,768)
Sophos Group PLC	Call	Credit Suisse International	11/08/16	GBP	2.67	56,000	(11,067)
Sophos Group PLC	Call	Goldman Sachs International	11/08/16	GBP	2.69	50,000	(9,397)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Bank of America N.A.	11/08/16	TWD	179.12	46,000	(12,904)
Telecom Italia SpA	Call	Deutsche Bank AG	11/08/16	EUR	0.79	1,515,000	(40,390)
ASML Holding NV	Call	UBS AG	11/09/16	EUR	97.17	32,500	(121,072)
Nestle SA	Call	UBS AG	11/09/16	CHF	78.01	87,000	(60,833)
Nintendo Co. Ltd.	Call	Bank of America N.A.	11/09/16	JPY	28,927.45	15,000	(146,223)
Orange SA	Call	Morgan Stanley & Co. International PLC	11/09/16	EUR	13.86	140,000	(81,810)
Samsonite International SA	Call	Bank of America N.A.	11/09/16	HKD	25.65	240,000	(23,826)
Taisei Corp.	Call	Bank of America N.A.	11/09/16	JPY	778.62	129,000	(25,408)
TOTO Ltd.	Call	Goldman Sachs International	11/09/16	JPY	3,853.48	26,500	(38,568)
Wacker Chemie AG	Call	UBS AG	11/09/16	EUR	74.85	15,000	(54,886)
Xero Ltd.	Call	Deutsche Bank AG	11/09/16	NZD	19.52	15,000	(7,970)
BAE Systems PLC	Call	Morgan Stanley & Co. International PLC	11/10/16	GBP	5.29	200,000	(17,791)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	11/10/16	GBP	3.18	171,000	(10,075)
Toyota Motor Corp.	Call	JPMorgan Chase Bank N.A.	11/11/16	JPY	5,921.53	22,000	(36,346)
Anheuser-Busch InBev SA	Call	Bank of America N.A.	11/15/16	EUR	114.38	43,000	(205,264)
AXA SA	Call	UBS AG	11/15/16	EUR	20.17	74,000	(24,962)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	11/15/16	EUR	16.03	65,000	(43,747)
Fairfax Financial Holdings Ltd.	Call	Morgan Stanley & Co. International PLC	11/15/16	CAD	767.73	6,700	(80,356)
GlaxoSmithKline PLC	Call	Credit Suisse International	11/15/16	GBP	16.67	75,000	(21,176)
Metro Bank PLC	Call	UBS AG	11/15/16	GBP	28.17	35,000	(79,046)
Nordea Bank AB	Call	Morgan Stanley & Co. International PLC	11/15/16	SEK	85.82	45,000	(12,486)

6	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
SAP SE	Call	Bank of America N.A.	11/15/16	EUR	80.99	23,000	$(64,409)
Snam SpA	Call	Credit Suisse International	11/15/16	EUR	4.96	290,000	(35,352)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	11/15/16	GBP	2.71	95,000	(18,278)
Statoil ASA	Call	Credit Suisse International	11/15/16	NOK	134.91	119,000	(69,056)
Sumitomo Mitsui Financial Group, Inc.	Call	Morgan Stanley & Co. International PLC	11/15/16	JPY	3,477.18	52,000	(69,456)
Dassault Aviation SA	Call	Morgan Stanley & Co. International PLC	11/16/16	EUR	999.65	400	(12,186)
Naspers Ltd., N Shares	Call	Bank of America N.A.	11/16/16	ZAR	2,435.40	5,700	(26,715)
Unibail-Rodamco SE — REIT	Call	Morgan Stanley & Co. International PLC	11/16/16	EUR	252.96	12,200	(24,284)
Encana Corp.	Call	Credit Suisse International	11/17/16	CAD	12.80	96,000	(118,600)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	11/17/16	EUR	24.67	9,500	(5,762)
Tencent Holdings Ltd.	Call	Citibank N.A.	11/18/16	HKD	220.93	76,000	(59,613)
Gildan Activewear, Inc.	Call	Deutsche Bank AG	11/21/16	CAD	37.66	30,000	(16,654)
Dassault Aviation SA	Call	Morgan Stanley & Co. International PLC	11/22/16	EUR	999.65	400	(13,249)
Sanofi	Call	UBS AG	11/22/16	EUR	68.75	13,600	(23,066)
Xero Ltd.	Call	Deutsche Bank AG	11/22/16	NZD	19.45	15,000	(9,769)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	11/29/16	EUR	15.98	48,200	(36,353)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	11/29/16	GBP	2.71	95,000	(21,253)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	12/01/16	EUR	24.90	15,000	(8,541)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	12/07/16	EUR	25.59	25,000	(9,738)
Sanofi	Call	UBS AG	12/09/16	EUR	68.75	13,600	(28,947)
Element Fleet Management Corp.	Call	Deutsche Bank AG	12/13/16	CAD	15.95	115,000	(91,542)
Total							$(6,576,472)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$4,069,218	—	$4,069,218
Belgium	—	22,428,251	—	22,428,251
Canada	$44,449,866	—	—	44,449,866
China	8,915,347	20,676,226	—	29,591,573
France	—	51,481,221	—	51,481,221
Germany	—	18,544,629	—	18,544,629
Hong Kong	—	12,330,168	—	12,330,168
India	4,104,067	14,344,034	—	18,448,101
Indonesia	—	7,318,874	—	7,318,874
Ireland	11,746,184	5,121,211	—	16,867,395
Israel	3,206,897	—	—	3,206,897
Italy	—	24,890,303	—	24,890,303
Japan	—	56,398,782	—	56,398,782
Mexico	7,786,584	—	—	7,786,584
Netherlands	—	41,309,248	—	41,309,248
New Zealand	—	5,077,882	—	5,077,882
Norway	—	12,206,771	—	12,206,771
Philippines	2,861,095	—	—	2,861,095
Portugal	—	7,221,717	—	7,221,717
South Africa	—	8,293,481	—	8,293,481
South Korea	—	15,482,510	—	15,482,510
Spain	—	10,934,827	—	10,934,827
Sweden	—	8,561,420	—	8,561,420
Switzerland	—	44,154,128	—	44,154,128
Taiwan	—	15,982,224	—	15,982,224
Thailand	2,915,982	—	—	2,915,982
United Kingdom	12,610,703	105,199,882	—	117,810,585
United States	44,691,284	5,060,901	—	49,752,185
Investment Companies	—	3,729,795	—	3,729,795
Preferred Stocks	—	—	$16,623,437	16,623,437
Short-Term Securities	36,562,615	—	—	36,562,615

Total	$179,850,624	$520,817,703	$16,623,437	$717,291,764

Derivative Financial Instruments[1]
Assets:
Equity contracts	$284,372	—	—	$284,372
Liabilities:
Equity contracts	(1,361,304)	$(6,576,472)	—	(7,937,776)

Total	$(1,076,932)	$(6,576,472)	—	$(7,653,404)

[1]    Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

8	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Collateral — exchange traded options written	$13,768,389	—	—	$13,768,389
Collateral — OTC derivatives	3,403,619	—	—	3,403,619
Futures Contracts	567,000	—	—	567,000
Foreign currency at value	1,586,516	—	—	1,586,516
Liabilities:
Bank overdraft	—	$(91,954)	—	(91,954)

Total	$19,325,524	$(91,954)	—	$19,233,570

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
Common Stocks	$ 8,123,988	$ (51,376,808)	$ 51,376,808	$ (8,123,988)

[1]    Systematic Fair Value Prices were not utilized at period end for these investments.

[2]    External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2015	$4,465,011	$15,504,609	$19,969,620
Transfers into Level 3	—	—	—
Transfers out of Level 3	(4,465,011)	—	(4,465,011)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	206,787	206,787
Net change in unrealized appreciation/depreciation[1,2]	—	912,041	912,041
Purchases	—	2,618,793	2,618,793
Sales	—	(2,618,793)	(2,618,793)

Closing Balance, as of September 30, 2016	—	$16,623,437	$16,623,437

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2016[2]	—	$912,041	$912,041

[1]    Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$16,623,437	Market Approach	Discount Rate	25.00%	—
			Revenue Growth Rate[1]	86.00%-154.00%	98.43%
			Revenue Multiple[1]	4.50x-19.21x	14.00x
			Scenario Probability[1]	25.00% - 70.00%	—
			Time to Exit[2]	1-2 years	—

Total	$16,623,437

[1]    Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]    Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

SEPTEMBER 30, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

   Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: November 22, 2016